Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Deferred Revenue [Abstract]
Schedule of Contract Liabilities

	As at December 31,
	2022	2023
	RMB’million	RMB’million
Non-current	106	148
Current	2,170	2,854
	2,276	3,002